May 27, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The PBHG Funds, Inc. (the "Registrant")
              File Nos. 2-99810 and 811-4391

Dear Commissioners:

     Electronically transmitted for filing, under the Securities Act of 1933 ("1933 Act") and pursuant to Rule 497(j) under the 1933 Act, is certification that the Prospectus and Statement of Additional Information with respsect to the above referenced Registrant do not differ from those filed in its most recent post-effective amendment, which was filed electronically on May 20, 1997.

     Please address all comments concerning this filing to the undersigned at
(202) 625-3781.

                                       Very truly yours,



                                       Jane A. Kanter